Employee Benefit Plans	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee benefit plans	Employee Benefit Plans
The Company operates a defined benefit pension plan in Switzerland (“the Plan”) and a defined contribution pension plan in the United Kingdom, in accordance with local regulations and practices. As of December 31, 2022 the Plan covers the Company’s employees in Switzerland with benefits in the event of death, disability, retirement, or termination of employment.
A summary of the changes in projected benefit obligations (“PBO”) and plan assets is presented below:

	December 31, 2022	December 31, 2021
Beginning PBO	$1,322,874	$—
Service cost	451,075	143,467
Interest cost	5,056	—
Contributions by plan participants	138,243	64,954
Actuarial (gain) / losses	(374,317)	174,012
Transfers (in) / out	(204,695)	931,257
Foreign currency exchange rates changes	(16,267)	9,184
Ending PBO	$1,321,969	$1,322,874

	December 31, 2022	December 31, 2021
Beginning fair value of plan assets	$1,083,014	$—
Actual return on plan assets	15,522	5,835
Return on plan assets above expected return	(115,877)	—
Contributions by the employer	138,243	73,448
Contributions by plan participants	138,243	64,954
Transfers (in) / out	(204,695)	931,257
Foreign currency exchange rates changes	(14,687)	7,520
Ending fair value of plan assets	$1,039,763	$1,083,014
Amounts recorded on the consolidated balance sheet:

	December 31, 2022	December 31, 2021
Fair value of plan assets	$1,039,763	$1,083,014
Present value of projected benefit obligation	(1,321,969)	(1,322,874)
Funded status	$(282,206)	$(239,860)
Amounts recorded in accumulated other comprehensive (income) / loss:

	December 31, 2022	December 31, 2021
Actuarial (gain) / loss - beginning of period	$168,177	$—
Actuarial (gain) / loss of current year / period	(268,076)	168,177
Amortization	(1,817)	—
Total	$(101,716)	$168,177
The assumptions used to calculate the ASC 715 liabilities are summarized in the table below:

	December 31, 2022		December 31, 2021
Discount rate	2.20%	p.a.	0.40%	p.a.
Expected return on plan assets	3.80%	p.a.	1.50%	p.a.
Inflation	1.80%	p.a.	1.10%	p.a.
Long-term expected rate of salary increase	2.30%	p.a.	1.60%	p.a.
Service cost of $451,075 was recognized in the net periodic benefit cost for the year ended December 31, 2022.
The allocation of plan assets is presented below:

	December 31, 2022	December 31, 2021
Equities	34.11%	35.13%
Bonds	28.89%	30.89%
Mortgages	3.86%	3.83%
Liquidity	2.41%	2.90%
Real estate	27.17%	24.37%
Alternative investments	3.40%	2.88%
Infrastructure	0.16%	—%
The fair value of plan assets is determined based on Level 2 inputs.
As all members of the Plan are active, no future expected benefit payments are currently in payment and foreseen to occur within the next ten years.